Restatements (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Restatement (Textual)
Capitalized of website and software cost			$ 1,017,104
Accumulated amortization			103,222
Net adjustment	913,822		627,646
Quarter ended amount	158,529
Income tax benefit	$ (45,784)	$ (96,765)	$ (458,047)